Common Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Common Stock Warrants
Common Stock Warrants

11)    Common Stock Warrants

The following is a summary of warrants for the nine months ended September 30, 2024:

				Aggregate
				Intrinsic
		Weighted-Average	Remaining	Value ($ in
	Number of Warrants	Exercise Price	Contractual Term	thousands)
Warrants outstanding - December 31, 2023	8,203,839	$14.93	4.3	$—
Warrants issued	—	—	—	—
Warrants exercised	—	—	—	—
Warrants expired	(15,097)	252.53	—	—
Warrants outstanding and exercisable- September 30, 2024	8,188,742	$14.49	3.5	$—

12)    Common Stock Warrants

Pursuant to the Private Placement (see Note 19), the Company issued to investors Warrants to purchase 6,666,668 shares of Common Stock, with an exercise price of $2.25 per share (subject to adjustment), for a period of five years from the date of issuance. In connection with the Private Placement, pursuant to the Engagement Letter, between the Company and the Placement Agent, the Company issued the Placement Agent warrants to purchase shares of Common Stock equal to 8% of the number of shares of common stock that the Preferred Shares are initially convertible into (533,333 warrant shares), with an exercise price of $2.25 per share and a five-year term (the “Placement Agent Warrants” collectively the “Warrants”).

The Warrants were originally determined to be within the scope of ASC 815 as they are puttable to the Company at the Holders’ election upon the occurrence of a Fundamental Transaction (as defined in the agreements). As such, the Company recorded the Warrants as a liability at fair value with subsequent changes in fair value recognized in earnings. The Company utilized the Black Scholes Model to calculate the value of these warrants issued during the year ended December 31, 2023. The fair value of the Warrants of $21,544,000 was estimated at the date of issuance using the following weighted average assumptions: dividend yield 0%; expected term of 5.0 years; equity volatility of 110.0%; and a risk-free interest rate of 3.93%.

Transaction costs incurred attributable to the issuance of the Warrants of $2,855,000 were immediately expensed in accordance with ASC 480.

On March 21, 2024, the Company entered into waiver and amendment agreements with the investors effective December 31, 2023, which modified certain terms and conditions of the Warrants, including modifying the form of consideration that the Holders’ could receive upon the occurrence of a Fundamental Transaction (the “Warrant Amendment”), specifically, the Holders can only receive the same consideration as common stockholders upon a Fundamental Transaction. The modification resulted in the reclassification of the Warrants to be considered equity classified as they were no longer in the scope of ASC 815. In accordance with ASC 815-40, the Company remeasured the Warrants at fair value as of December 31, 2023, the effective date of the modification, and recognized the change in fair value as a non-cash gain and reclassified the Warrants to additional paid-in capital at December 31, 2023 (see below).

During the year ended December 31, 2023, the Company recorded a gain of $13,974,000 related to the change in fair value of the warrant liability which is recorded in other income (expense) on the Statements of Operations. The fair value of the Warrants of $7,570,000 was estimated at December 31, 2023, prior to the effective date of the Warrant Amendment, utilizing the Black Scholes Model using the following weighted average assumptions: dividend yield 0%; remaining term of 4.53 years; equity volatility of 115.0%; and a risk-free interest rate of 3.88%. As a result of the Warrant Amendment, the Company reclassified the remaining fair value of the Warrants of $7,570,000 to additional paid-in capital.

The following is a summary of warrants for the years ended December 31, 2023, and 2022:

				Aggregate
				Intrinsic
		Weighted-Average	Remaining	Value ($ in
	Number of Warrants	Exercise Price	Contractual Term	thousands)
Warrants outstanding - December 31, 2021	1,004,115	$105.85	4.5	$—
Warrants issued in 2022	—	—	—	—
Warrants outstanding - December 31, 2022	1,004,115	$105.85	3.5	$—
Warrants issued in 2023	7,200,002	2.25
Warrants expired in 2023	(278)	(16.00)
Warrants outstanding - December 31, 2023	8,203,839	$14.93	4.3	$—